Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current income tax expense (benefit):
U.S. federal	$ 958	$ 532	$ 661
U.S. state and local	156	110	40
Non-U.S.	434	508	295
Total current income tax expense	1,548	1,150	996
Deferred income tax expense (benefit):
U.S. federal	464	782	(231)
U.S. state and local	68	78	24
Non-U.S.	(23)	(103)	(85)
Total deferred income tax expense (benefit)	509	757	(292)
Total income tax expense on continuing operations	2,057	1,907	704
Income tax expense from discontinued operations	$ (36)	$ 0	$ 4